Discontinued Operation (Tables)	6 Months Ended
Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations	The results of discontinued operations for the six months ended September 30, 2023 and 2022 are as follows:
	For the six months ended September 31,
	2023	2022
	USD	USD
Net Revenues	698	15,339
Operating costs and expenses	4,575	845,369
Loss from discontinued operations	(3,877)	(830,030)
Other income (expense), net	(28)	9,601
Loss before tax	(3,905)	(820,429)
Income tax provision	—	—
Net loss from discontinued operations, net of tax	(3,905)	(820,429)
Loss on sale of discontinued operations, net of taxes	(389,576)	—
Net loss from disposition subsidiaries	(393,481)	(820,429)

Schedule of Loss on Sale of Discontinued Operation, Net of Taxes	Assets and liabilities of the discontinued operations are as follows:
March 31, 2023
USD
Cash and cash equivalents	1,268,235
Accounts receivable, net	10,062
Prepayments and other assets	44,004
Property, plant and equipment, net	29,051
Current assets held for sale-discontinued operation	1,351,352

Accrued expenses and other current liabilities	737,693
Taxes	32,210
Total liabilities of Discontinued Operations	705,483

Schedule of Loss on Sale of Discontinued Operation, Net of Taxes	The calculation of Loss on sale of discontinued operation, net of taxes are as below:
May 19, 2023
US$
Cash and cash equivalents	1,019,687
Accounts receivable, net	9,410
Prepayments and other assets	238,524
Property, plant and equipment, net	24,739
Account payable	(655,773)
Accrued expenses and other current liabilities	(32,011)
Net assets	604,576
Fair value of the consideration	215,000
Loss on sale of discontinued operations, net of taxes	(389,576)